MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO             SEMIANNUAL REPORT

                                            August 15, 2000

Dear Contract Owner,

We are pleased to present you with the semiannual report for Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") for the six-month period ended June 30, 2000.


MARKET REVIEW
================================================================================
[GRAPHIC]

There was a great deal of volatility in the capital markets in the first half of this year, in part because of the tug of war between interest rate expectations and the outlook for corporate profits. Daily price swings of one or two percent of index values became the norm in the latter part of the period. The NASDAQ Composite, buffeted by shifting values among "dot-com" enterprises, ended the six-month period down 2.54%. The Dow Jones Industrial Average (Dow) lost 8.54% and Standard & Poor's 500 Index (S&P 500), the broader market gauge, was down just 0.43% for the period.

On the bond side, bearish sentiment about economic strength and the U.S. Treasury's announcement of a buyback of long-term debt led to an inverted Treasury yield curve that persisted through the end of the period. Yields rose along the short-to-intermediate portion of the yield curve--three-month T-bills to five-year notes--but fell on the long end of the curve--10- and 30-year obligations. The two-year Treasury hit a high of 6.93% before settling back to 6.34% at period-end. Despite the market volatility, the Lehman Brothers Government/Corporate Bond Index gained 4.18% for the period, while the three-month T-bill gained 2.84%.


PORTFOLIO REVIEW
================================================================================

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/00



                           6 Months   1 Year   5 Years    10 Years    Inception*
--------------------------------------------------------------------------------
Class H                     -2.79%    -0.58%    12.64%      10.58%      10.23%
Class I                     -2.89       N/A       N/A         N/A         N/A
S&P 500 Index               -0.43      7.24     23.80       17.79       18.21
LB Gov't/Corp. Bond Index    4.18      5.01      6.20        7.77        8.19
90-Day U.S. T-Bill           2.84      5.36      5.10        4.84        5.39
--------------------------------------------------------------------------------



* Inception: since commencement of issuance on June 1, 1988 for Class H shares and August 17, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1, 2000 through February 29, 2000, the Portfolio's adviser voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

SEMIANNUAL REPORT


PORTFOLIO HIGHLIGHTS

The Portfolio employs a disciplined, model-based approach to calculate the expected returns for U.S. stocks, U.S. bonds and short-term securities (cash equivalents). Based on key economic variables such as interest rates, profit growth and inflation, as well as fundamental valuation techniques, the approach seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments. The Portfolio assets are allocated according to the model, with a minimum of 25% of net assets in bonds or cash at all times. Assets are shifted between asset classes once a month based on the calculations produced by the model, which is run on the day of the Federal government's monthly employment data release.

The Portfolio began the reporting period with 64.2% in equities. During the period, the equity allocation fell steadily until it was just below its "neutral" weighting of 60%. The bond allocation started the period at 34.1% and ended at 36.3%. Cash equivalents, meanwhile, started at 8.5% and, after fluctuating somewhat throughout the period, ended at 11.5%.

Valuation concerns have prompted some realignment within the equity portion of the Portfolio. We continue to underweight many of the traditionally defensive stocks, including consumer staples and electric utilities, due to concern about near-term interest rates and their effect on earnings. Financials have been underweighted as well, but we believe that the financial sector may represent an opportunity if, as expected, the Federal Reserve Board is near the end of its interest-rate tightening cycle. We are looking toward the energy, technology and healthcare sectors to provide strong earnings relative to the market.


PORTFOLIO STATISTICS




ASSET ALLOCATION*                            6/30/00        12/31/99
--------------------------------------------------------------------------------
Equities                                      59.7%           64.2%
Bonds                                         36.3            34.1
Cash                                          11.5             8.5
Liabilities in excess of other assets         -7.5            -6.8
--------------------------------------------------------------------------------
Total                                        100.0           100.0


PORTFOLIO CHARACTERISTICS*                  6/30/00         12/31/99
--------------------------------------------------------------------------------
Net Assets ($mm)                             $17.4           $22.0
Number of Securities                           118             140
--------------------------------------------------------------------------------


TOP FIVE EQUITY SECTORS*         6/30/00                              12/31/99
--------------------------------------------------------------------------------
Technology                         16.9%      Consumer Cyclicals        18.1%
Consumer Cyclicals                 12.1       Technology                16.6
Financials                          8.5       Financials                 9.2
Energy                              6.9       Utilities                  6.2
Utilities                           5.3       Energy                     5.0
--------------------------------------------------------------------------------
Total                              49.7       Total                     55.1


* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO             SEMIANNUAL REPORT





TOP TEN EQUITY HOLDINGS*         6/30/00                               12/31/99
--------------------------------------------------------------------------------
Cisco Systems                      4.6%     Cisco Systems                   3.0%
JDS Uniphase                       2.4      Applied Materials               2.5
Morgan Stanley Dean Witter         2.3      Microsoft                       2.2
WorldCom                           2.0      United Technologies             1.8
Mettler Toledo Int'l               1.9      Dayton Hudson                   1.7
Microsoft                          1.9      JDS Uniphase                    1.6
United Technologies                1.9      Mettler Toledo Int'l            1.5
Schering-Plough                    1.7      Morgan Stanley Dean Witter      1.5
Target                             1.7      Exxon/Mobil                     1.4
Royal Dutch Petroleum              1.5      Unisys                          1.4
--------------------------------------------------------------------------------
Total                             21.9      Total                          18.6




OUTLOOK

================================================================================
Moderating economic indicators have recently provided the market with some confidence that the economy can achieve a soft landing. Inflation data have had a calming influence, inventories are not high, growth abroad is fueling export demand and business and capital investment remain strong, providing the base for further gains in productivity. We see fewer rate hikes going forward and expect good news on earnings. As we move into the second half of the year, the strong earnings that we expect should give a positive tilt to the market and may benefit the Portfolio's holdings.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


Sincerely,


/s/ Margo Alexander               // Brian M. Storms


MARGO ALEXANDER                   BRIAN M. STORMS

Chairman and                      President and
Chief Executive Officer           Chief Operating Officer
Mitchell Hutchins                 Mitchell Hutchins
Asset Management Inc.             Asset Management Inc.




This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended June 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.


* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


PORTFOLIO OF INVESTMENTS                                JUNE 30, 2000(unaudited)



NUMBER OF
 SHARES                                                     VALUE
----------                                              -------------
COMMON STOCKS--59.73%
AIRLINES--0.93%
    3,200  Delta Air Lines, Inc.....................   $    161,805
                                                       ------------
BANKS--1.31%
    4,950  Chase Manhattan Corp. ...................        228,009
                                                       ------------
CHEMICALS--0.88%
    5,100  Dow Chemical Co..........................        153,956
                                                       ------------
COMPUTER HARDWARE--5.67%
   12,600  Cisco Systems, Inc.*.....................        800,887
    3,750  Dell Computer Corp.*.....................        184,922
                                                       ------------
                                                            985,809
                                                       ------------
COMPUTER SOFTWARE--4.66%
    2,000  BMC Software, Inc.*......................         72,969
    2,330  IBM Corp.................................        255,280
    4,200  Microsoft Corp.*.........................        336,000
   10,000  Unisys Corp.*............................        145,625
                                                       ------------
                                                            809,874
                                                       ------------
CONSUMER DURABLES--0.46%
    1,700  Whirlpool Corp. .........................         79,263
                                                       ------------

DEFENSE & AEROSPACE--1.31%
    3,600  Boeing Co. ..............................        150,525
    1,800  TRW, Inc. ...............................         78,075
                                                       ------------
                                                            228,600
                                                       ------------
DIVERSIFIED RETAIL--2.75%
    5,400  Federated Department Stores, Inc.*.......        182,250
    5,100  Target Corp. ............................        295,800
                                                       ------------
                                                            478,050
                                                       ------------
DRUGS & MEDICINE--1.71%
    5,900  Schering-Plough Corp. ...................        297,950
                                                       ------------
ELECTRIC UTILITIES--1.45%
    2,600  Duke Energy Corp. .......................        146,575
    5,500  Energy East Corp. .......................        104,844
                                                       ------------
                                                            251,419
                                                       ------------
ELECTRICAL EQUIPMENT--1.59%
    1,225  Honeywell International Inc. ............         41,267
    1,000  Johnson Controls Inc. ...................         51,312
    6,300  Motorola, Inc. ..........................        183,094
                                                       ------------
                                                            275,673
                                                       ------------
ELECTRICAL POWER--0.38%
    1,100  Emerson Electric Co. ....................         66,413
                                                       ------------
ENERGY RESERVES & PRODUCTION--4.90%
    2,100  Chevron Corp. ...........................        178,106
    2,500  Conoco, Inc. ............................         61,406
    3,128  Exxon Mobil Corp. .......................        245,548
    2,000  Phillips Petroleum Co. ..................        101,375
    4,300  Royal Dutch Petroleum Co., ADR...........        264,719
                                                       ------------
                                                            851,154
                                                       ------------

FINANCIAL SERVICES--2.65%
    3,700  Citigroup, Inc. .........................        222,925
    2,200  Federal Home Loan Mortgage Corp. ........         89,100
    3,500  MBNA Corp. ..............................         94,937
      600  Providian Corp. .........................         54,000
                                                       ------------
                                                            460,962
                                                       ------------
FOREST PRODUCTS, PAPER--1.83%
    3,900  Georgia-Pacific Corp. ...................        102,375
    1,500  International Paper Co. .................         44,719
    4,000  Weyerhaeuser Co. ........................        172,000
                                                       ------------
                                                            319,094
                                                       ------------

GAS UTILITY--0.85%
    2,900  El Paso Energy Corp. ....................        147,719
                                                       ------------
INDUSTRIAL PARTS--4.19%
    1,500  Ingersoll Rand Co. ......................         60,375
    8,300  Mettler-Toledo International Inc., ADR*..        332,000
    5,700  United Technologies Corp. ...............        335,587
                                                       ------------
                                                            727,962
                                                       ------------
INDUSTRIAL SERVICES & SUPPLIES--0.84%
    3,100  Tyco International Ltd., ADR ............        146,863
                                                       ------------
INFORMATION & COMPUTER SERVICES--0.24%
      800  America Online Inc.*.....................         42,200
                                                       ------------
LONG DISTANCE & PHONE COMPANIES--1.97%
    7,450  WorldCom Inc. ...........................        341,769
                                                       ------------
MEDIA--0.44%
    1,900  Comcast Corp., Class A*..................         76,950
                                                       ------------
MEDICAL PRODUCTS--0.73%
    1,800  Baxter International, Inc. ..............        126,563
                                                       ------------
METALS & MINING--0.93%
    5,600  Alcoa, Inc...............................        162,400
                                                       ------------
MOTOR VEHICLES--1.77%
    2,000  Borg Warner Automotive, Inc. ............         70,250
      808  Delphi Automotive Systems Corp. .........         11,766
    5,250  Ford Motor Co. ..........................        225,750
                                                       ------------
                                                            307,766
                                                       ------------
OIL REFINING--0.42%
    2,600  Tosco Corp. .............................         73,613
                                                       ------------
OIL SERVICES--1.54%
    4,300  Halliburton Co. .........................        202,906
    1,200  Transocean Sedco Forex, Inc. ............         64,125
                                                       ------------
                                                            267,031
                                                       ------------
4


MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


NUMBER OF
 SHARES                                                                        VALUE
----------                                                                 -------------
COMMON STOCKS--(CONCLUDED)
OTHER INSURANCE--1.30%
    2,950  Ambac Financial Group Inc. ..............                       $   161,697
    3,100  MetLife, Inc. ...........................                            65,294
                                                                          ------------
                                                                               226,991
                                                                          ------------
PUBLISHING--1.65%
    3,900  Knight Ridder, Inc. .....................                           207,431
    2,000  New York Times Co., Class A..............                            79,000
                                                                          ------------
                                                                               286,431
                                                                          ------------
SECURITIES & ASSET MANAGEMENT--3.20%
    4,600  AXA Financial Inc.  .....................                           156,400
    4,800  Morgan Stanley Dean Witter & Co. ........                           399,600
                                                                          ------------
                                                                               556,000
                                                                          ------------
SEMICONDUCTOR--6.37%
    2,300  Applied Materials, Inc.*.................                           208,438
    4,600  Atmel Corp.*.............................                           169,625
    1,800  Intel Corp. .............................                           240,637
    3,400  JDS Uniphase Corp.*......................                           407,575
    1,100  Vitesse Semiconductor Corp.*.............                            80,919
                                                                          ------------
                                                                             1,107,194
                                                                          ------------
SPECIALTY RETAIL--0.81%
    2,650  Circuit City Stores, Inc. ...............                            87,947
    3,400  Staples Inc.*............................                            52,275
                                                                          ------------
                                                                               140,222
                                                                          ------------
Total Common Stocks (cost--$8,710,551)..............                        10,385,705





 PRINCIPAL
  AMOUNT                                        MATURITY     INTEREST
   (000)                                          DATES       RATES
------------                                    ----------  ----------

CORPORATE BONDS--15.96%
AIRLINES--1.24%
$  150  Continental Airlines Inc.++ ............  05/01/10     7.918%          149,517
    65  Northwest Airlines++ ...................  10/01/19     8.072            65,987
                                                                            ---------
                                                                              215,504
                                                                            ---------
CABLE--0.56%
   100  Tele-Communications Inc. ...............  05/01/03     6.375           97,546
                                                                            ---------
ENERGY RESERVES & PRODUCTION--0.18%
    30  Phillips Petroleum Co. .................  05/25/05     8.500           31,046
                                                                            ---------
FINANCIAL SERVICES--2.42%
   108  Associates Corp. NA ....................  11/01/08     6.250           96,819
    65  CIT Group Inc. .........................  03/15/03     7.375           64,151
   150  Ford Motor Credit Co. ..................  01/14/03     6.000          144,723
   115  Heller Financial Inc. ..................  06/15/05     8.000          114,633
                                                                            ---------
                                                                              420,326
                                                                            ---------
INSURANCE--2.71%
   140  American Re Corp. ......................  12/15/26     7.450          128,070
   125  Hartford Financial Services Group Inc. .  11/01/08     6.375          112,890
   100  Loews Corp. ............................  12/15/06     6.750           95,621
   150  Lumbermen's Mutual Casualty Co. ........  07/01/26     9.150          133,916
                                                                            ---------
                                                                              470,497
                                                                            ---------
MEDIA--1.12%
    60  News America Holdings Inc. .............  10/17/96     8.250           53,472
   140  Time Warner Inc. .......................  06/15/05     7.750          141,018
                                                                            ---------
                                                                              194,490
                                                                            ---------
REAL ESTATE--0.20%
    35  EOP Operating LP........................  03/15/06     8.375           35,359
                                                                            ---------

                                                                             5

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO




 PRINCIPAL
  AMOUNT                                                                          MATURITY            INTEREST
   (000)                                                                            DATES               RATES              VALUE
------------                                                                     -----------         -----------        ----------
CORPORATE BONDS--(CONCLUDED)
SECURITIES & ASSET MANAGEMENT--2.69%
$  140  FMR Corp. ..........................................................       06/15/29             7.570%           $ 132,688
   145  Lehman Brothers Holdings Inc. ......................................       04/01/04             6.625              138,406
   200  Morgan Stanley Dean Witter & Co. ...................................  01/20/04 to 06/15/05   5.625 to 7.750        196,058
                                                                                                                        ----------
                                                                                                                           467,152
                                                                                                                        ----------
TELECOMMUNICATIONS--1.58%
   210  U.S. West Capital Funding Inc. .....................................       07/15/08             6.375              190,016
    85  WorldCom Inc. ......................................................       05/15/06             8.000               85,941
                                                                                                                        ----------
                                                                                                                           275,957
                                                                                                                        ----------
TOBACCO--0.45%
    90  Philip Morris Companies Inc. .......................................       01/15/27             7.750               78,606
                                                                                                                        ----------
YANKEE--2.81%
    66  Abbey National Capital..............................................       06/30/30++           8.963               65,543
    75  Canadian Imperial Bank Commerce.....................................       08/01/00             6.200               74,939
   100  Household International Netherlands BV..............................       12/01/03             6.200               96,245
    60  HSBC Capital Funding................................................       06/30/30++          10.176               64,217
   170  Imperial Tobacco Overseas BV........................................       04/01/09             7.125              151,206
    35  Republic of Trinidad & Tobago.......................................       10/01/09             9.875               35,875
                                                                                                                        ----------
                                                                                                                           488,025
                                                                                                                        ----------
Total Corporate Bonds (cost--$2,938,287) ...................................                                             2,774,508
                                                                                                                        ----------
U.S. GOVERNMENT OBLIGATIONS--6.28%
   304  U.S. Treasury Bonds.................................................  08/15/13 to 08/15/21  7.875 to 12.000        388,971
   358  U.S. Treasury Inflation Index Notes.................................       07/15/02             3.625              355,745
   360  U.S. Treasury Notes.................................................       05/15/08             5.625              347,175
                                                                                                                        ----------
Total U.S. Government Obligations (cost--$1,105,130)........................                                             1,091,891
                                                                                                                        ----------
ASSET BACKED SECURITIES--0.99%
   170  Standard Credit Card Master Trust I, Series 1994-4, Class A.........       11/07/03             8.250              171,911
                                                                                                                        ----------
Total Asset Backed Securities (cost--$172,319)..............................


MORTGAGE BACKED SECURITIES--13.09%

COLLATERALIZED MORTGAGE OBLIGATION--1.56%
   49  CS First Boston Mortgage Securities Corp., Series 1997-2, Class A+...       06/01/20             7.500               48,890
   27  FDIC REMIC Trust, Series 1996-C1, Class 1A...........................       05/25/26             6.750               26,971
  125  LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1-B.....       10/15/08             6.210              115,553
   81  Morgan Stanley Capital I Inc., Series 1997-WF1, Class A1+............       10/15/06             6.830               79,655
                                                                                                                        ----------
                                                                                                                           271,069
                                                                                                                        ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION--2.97%
  185  FHLMC................................................................       03/18/08             6.220              172,350
  225  FHLMC 30 Yr TBA......................................................         TBA                6.500              212,323



MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                          MATURITY            INTEREST
   (000)                                                                            DATES               RATES              VALUE
------------                                                                     -----------         -----------       -----------
MORTGAGE BACKED SECURITIES--(CONCLUDED)
$  136  FHLMC 30 Yr TBA.....................................................         TBA                7.000%         $   131,325
                                                                                                                       -----------
                                                                                                                           515,998
                                                                                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.68%
   104  FNMA................................................................       01/15/09             5.250               91,265
   125  FNMA................................................................   08/15/04 to 07/01/28     6.500              122,288
    39  FNMA................................................................       01/01/26             7.500               38,425
    40  FNMA................................................................       02/01/25             9.000               41,533
    25  FNMA................................................................       02/01/25             9.500               26,409
   340  FNMA 15 Yr TBA......................................................         TBA                6.500              327,675
   510  FNMA 30 Yr TBA......................................................         TBA                6.000              466,331
    50  FNMA 30 Yr TBA......................................................         TBA                6.500               47,109
                                                                                                                       -----------
                                                                                                                         1,161,035
                                                                                                                       -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.88%
   318  GNMA................................................................       11/15/17             8.500              327,312
                                                                                                                       -----------
Total Mortgage Backed Securities (cost--$2,314,240).........................                                             2,275,414
                                                                                                                       -----------

SHORT TERM GOVERNMENT AGENCY SECURITIES--11.48%
 1,997  Federal Farm Credit Bank Discount Note (cost--$1,996,271)...........       07/03/00             6.570@           1,996,271
                                                                                                                       -----------
Total Investments (cost--$17,236,798)--107.53%..............................                                            18,695,700
Liabilities in excess of other assets--(7.53)%..............................                                           (1,309,652)
                                                                                                                       -----------
Net Assets--100.00% ........................................................                                           $17,386,048
                                                                                                                       ===========

------------------
*     Non-income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++    Enhanced equipment trust certificates.
a     Maturity date shown is the callable date for perpetual rewriting securities.
@     Interest rate shown is the discount rate at date of purchase.
ADR   American Depositary Receipt.
FDIC  Federal Deposit Insurance Corporation.
REMIC Real Estate Mortgage Investment Conduit.
TBA To Be Assigned--Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


FUTURES CONTRACTS

                                                                                                                   UNREALIZED
  NUMBER OF                                                                          IN           EXPIRATION       APPRECIATION/
  CONTRACTS                                                                     EXCHANGE FOR         DATE          DEPRECIATION
------------                                                                    ------------    --------------     -------------
     11    Contracts to deliver--U.S. 5 Year Treasury Notes....................  $ 1,065,922     September 2000       $ (23,250)
      2    Contracts to receive--S&P 500 Index.................................      733,650     September 2000             400
      4    Contracts to receive--U.S. 30 Year Treasury Bonds...................      374,000     September 2000          15,375
                                                                                                                   -------------
                                                                                                                      $  (7,475)
                                                                                                                   =============


                        See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                     JUNE 30, 2000(UNAUDITED)


ASSETS
Investments in securities, at value (cost--$17,236,798)........................  $ 18,695,700
Receivable for investments sold................................................        10,490
Dividend and interest receivable...............................................        85,270
Variation margin receivable....................................................         3,222
Other assets...................................................................         1,438
                                                                                   ----------
Total assets...................................................................    18,796,120
                                                                                   ----------
LIABILITIES
Payable for investments purchased..............................................     1,325,365
Payable to investment adviser and administrator................................        11,814
Payable to custodian...........................................................         2,639
Accrued expenses and other liabilities.........................................        70,254
                                                                                   ----------
Total liabilities..............................................................     1,410,072
                                                                                   ----------
NET ASSETS
Beneficial interest shares of $0.001 par value.................................    14,959,379
Undistributed net investment income............................................       178,195
Accumulated net realized gains from investment transactions....................       797,047
Net unrealized appreciation of investments and futures.........................     1,451,427
                                                                                   ----------
Net assets.....................................................................  $ 17,386,048
                                                                                   ==========
CLASS H
Net assets.....................................................................  $ 16,650,299
                                                                                   ----------
Shares outstanding.............................................................     1,729,098
                                                                                   ----------
Net asset value, offering price and redemption value per share ................         $9.63
                                                                                        =====
CLASS I
Net assets.....................................................................  $    735,749
                                                                                   ----------
Shares outstanding.............................................................        76,516
                                                                                   ----------
Net asset value, offering price and redemption value per share.................         $9.62
                                                                                        =====

                    See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                     FOR THE
                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2000
                                                                                   (UNAUDITED)
                                                                                ----------------
INVESTMENT INCOME:
Interest.......................................................................   $  260,401
Dividends (net of foreign withholding taxes of $500)...........................       60,091
                                                                                  ----------
                                                                                     320,492
                                                                                  ----------
EXPENSES:
Investment advisory and administration.........................................       72,596
Distribution fees--Class I.....................................................          897
Legal and audit................................................................       27,268
Reports and notices to shareholders............................................       25,673
Custody and accounting fees....................................................        6,846
Trustees' fees.................................................................        3,750
Transfer agency and service fees...............................................        1,500
Other expenses.................................................................        3,904
                                                                                  ----------
                                                                                      142,434
Less: Fee waivers and reimbursements from investment adviser...................         (256)
                                                                                  ----------
Net expenses...................................................................      142,178
                                                                                  ----------
Net investment income..........................................................      178,314
                                                                                  ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
    Investment transactions....................................................      948,107
    Futures....................................................................       93,551
Net change in unrealized appreciation/depreciation of:
    Investments................................................................   (1,801,915)
    Futures....................................................................       (6,600)
                                                                                  ----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES..................     (766,857)
                                                                                  ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................   $ (588,543)
                                                                                  ==========


               See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS




                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED             FOR THE
                                                                                  JUNE 30, 2000             YEAR ENDED
                                                                                    (UNAUDITED)           DECEMBER 31, 1999
                                                                                  ----------------         -----------------
FROM OPERATIONS:
Net investment income..........................................................     $     178,314           $     478,463
Net realized gains (losses) from:
    Investment transactions....................................................           948,107               2,568,646
    Futures....................................................................            93,551                (110,979)
Net change in unrealized appreciation/depreciation of:
    Investments................................................................        (1,801,915)             (2,753,311)
    Futures....................................................................            (6,600)                   (875)
                                                                                    -------------           -------------
Net increase (decrease) in net assets resulting from operations................          (588,543)                181,944
                                                                                    -------------           -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H.................................................          (450,001)                     --
Net investment income--Class I.................................................           (17,152)                     --
Net realized gains from investments--Class H...................................        (2,610,343)                   (426)
Net realized gains from investments--Class I...................................           (99,494)                     (5)
                                                                                    -------------           -------------
                                                                                       (3,176,990)                   (431)
                                                                                    -------------           -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares of beneficial interest...................            583,612               1,737,198
Cost of shares of beneficial interest repurchased.............................         (4,623,430)            (12,613,982)
Proceeds from dividends reinvested............................................          3,176,990               4,161,084
                                                                                    -------------           -------------
Net decrease in net assets from beneficial interest transactions..............           (862,828)             (6,715,700)
                                                                                    -------------           -------------
Net decrease in net assets....................................................         (4,628,361)             (6,534,187)
NET ASSETS:
Beginning of period...........................................................         22,014,409              28,548,596
                                                                                    -------------           -------------

End of Period (including undistributed net investment income
of $178,195 and $467,034, respectively)......................................       $  17,386,048           $  22,014,409
                                                                                    -------------           -------------
                                                                                    -------------           -------------




                          See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group") and investment adviser and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

   NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio primarily uses financial futures contracts for hedging purposes or to manage the average duration of the Portfolio and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)



 At June 30, 2000, the Portfolio owed Mitchell Hutchins $11,173 in investment advisory and administration fees.

   For the six months ended June 30, 2000, the Portfolio paid $626 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

   On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily waived $256 of the distribution fee for Class I shares. At June 30, 2000, the Portfolio owed Mitchell Hutchins $641 in distribution fees.

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber is the Portfolio's lending agent. For the six months ended June 30, 2000, the Portfolio had no security lending activity.

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the six months ended June 30, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at June 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At June 30, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost).................    $2,445,192
          Gross depreciation (investments having an excess of cost over value).................      (986,290)
                                                                                                   ----------
          Net unrealized appreciation of investments...........................................    $1,458,902
                                                                                                   ==========

   For the six months ended June 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $12,471,061 and $16,566,987, respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

   There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio was as follows:





FOR THE SIX MONTHS ENDED                                          CLASS H                      CLASS I
JUNE 30, 2000:                                           ----------------------          -------------------
                                                         SHARES        AMOUNT           SHARES       AMOUNT
                                                       --------     -----------         -------     ---------
Shares sold ....................................         27,431     $   278,395          28,734      $305,217
Shares repurchased .............................       (430,101)     (4,474,516)        (14,761)     (148,914)
Dividends reinvested ...........................        309,125       3,060,344          11,783       116,646
                                                       --------     -----------         -------     ---------
Net increase (decrease) ........................        (93,545)    $(1,135,777)         25,756     $ 272,949
                                                       --------     -----------         -------     ---------
                                                       --------     -----------         -------     ---------

FOR THE YEAR ENDED                                                CLASS H                     CLASS I*
DECEMBER 31, 1999:                                      ---------------------          ---------------------
                                                        SHARES         AMOUNT           SHARES       AMOUNT
                                                       --------     -----------         -------     ---------
Shares sold ....................................        101,706     $ 1,146,703          52,050      $590,495
Shares repurchased .............................     (1,116,258)    (12,599,307)         (1,291)      (14,675)
Dividends reinvested ...........................        363,413       4,161,079               1             5
                                                       --------     -----------         -------     ---------
Net increase (decrease) ........................       (651,139)    $(7,291,525)         50,760      $575,825
                                                       --------     -----------         -------     ---------
                                                       --------     -----------         -------     ---------




* Class I shares commenced issuance on August 17, 1999.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO
                                                           FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:




                                                                  CLASS H                                   CLASS I
                                                    -------------------------------------------  ---------------------------------

                                   FOR THE SIX          FOR THE YEARS ENDED DECEMBER 31,          FOR THE SIX       FOR THE PERIOD
                                   MONTHS ENDED     -------------------------------------------   MONTHS ENDED      AUGUST 17, 1999+
                                  JUNE 30, 2000                                                   JUNE 30, 2000         THROUGH
                                   (UNAUDITED)      1999     1998     1997      1996#      1995    (UNAUDITED)     DECEMBER 31, 1999
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Net asset value, beginning
  of period ....................        $ 11.75  $  11.54 $  11.33 $  10.95  $  10.70 $    9.54     $   11.75        $  11.37
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Net investment income ..........           0.12      0.26     0.28     0.28      0.29      0.35          0.11            0.04
Net realized and unrealized
  gains (losses) from
  investments and futures ......          (0.40)    (0.05)    1.61     2.44      1.49      1.88         (0.40)           0.34
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Net increase (decrease) from
  investment operations ........          (0.28)     0.21     1.89     2.72      1.78      2.23         (0.29)           0.38
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Dividends from net
  investment income ............          (0.27)       --    (0.27)   (0.28)    (0.28)    (0.35)        (0.27)             --


Distributions from net
  realized gains
  on investments ...............          (1.57)    (0.00)++ (1.41)   (2.06)    (1.25)    (0.72)        (1.57)          (0.00)++
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Total dividends and
  distributions ................          (1.84)    (0.00)   (1.68)   (2.34)    (1.53)    (1.07)        (1.84)          (0.00)
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Net asset value,
  end of period ................       $   9.63  $  11.75 $  11.54 $  11.33  $  10.95  $  10.70    $     9.62        $  11.75
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Total investment return (1) ....          (2.79)%    1.82%   16.81%   24.86%    16.82%    23.27%        (2.89)%          3.34%
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
                                  -------------     -----    ----     ----      -----      ----   -------------    ----------------
Ratios/Supplemental data:


Net assets, end of period ......        $16,650   $21,418  $28,549  $28,211   $29,224   $23,413    $      736     $     596
Expenses to average net assets,
  net of waivers ...............           1.46%*    1.25%    0.97%    1.19%     1.24%     1.09%         1.69%*(2)     1.57%*(2)
Net investment income to average
  net assets, net of waivers ...           1.86%*   1.81%    2.08%     2.06%     2.29%     2.88%         1.63%*(3)     1.39%*(3)
Portfolio turnover .............             66%      206%     177%     169%      235%      171%           66%          206%





-------------------
+   Commencement of issuance of shares.

# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.

++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.

*   Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2) For the six months ended June 30, 2000 the ratio excluding the waiver would have been 1.76%. For the period August 17, 1999 through December 31, 1999 the ratio excluding the waiver would have been 1.82%.

(3) For the six months ended June 30, 2000 the ratio excluding the waiver would have been 1.56%. For the period August 17, 1999 through December 31, 1999 the ratio excluding the waiver would have been 1.14%.

                                                               SEMIANNUAL REPORT
                                        ----------------------------------------

                                        MITCHELL

                                        HUTCHINS SERIES

                                        TRUST





                                        BALANCED

                                        PORTFOLIO








-C-2000 PaineWebber Incorporated        JUNE 30, 2000
      All rights reserved
         Member SIPC.